UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-01545
Eaton Vance Special Investment Trust
(Exact Name of registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Address of Principal Executive Offices)
Maureen A. Gemma
The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
(617) 482-8260
(registrant’s Telephone Number)
November 30
Date of Fiscal Year End
November 30, 2008
Date of Reporting Period

Item 1. Reports to Stockholders

Annual Report November 30, 2008 EATON VANCE RISK-MANAGED EQUITY OPTION INCOME FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Eaton Vance Risk-Managed Equity Option Income Fund as of November 30, 2008
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
Economic and Market Conditions
•	The stock market moved dramatically lower during the period from the Fund’s inception on February 29, 2008, to November 30, 2008. Credit problems originating in subprime lending deepened and broadened to other debt markets as the year unfolded. The magnitude and scope of the damage became increasingly apparent, as many banks were faced with enormous write-offs from bad real estate loans and other lending facilities, losses that severely impaired their overall lending capacity.
Walter A. Row, CFA
Eaton Vance
Management
Co-Portfolio Manager
•	The failure of Lehman Brothers in September 2008 and the tenuous condition of other capital-starved banks and financial institutions sparked fears of a global financial collapse. The controversial TARP (Troubled Asset Relief Program) proposal was approved by Congress, and then followed by a coordinated effort by the world’s central banks to inject liquidity into the global banking system. While those actions reassured many investors, volatility remained high at the Fund’s year end on November 30, 2008.
Ken Everding, PhD
Parametric Risk Advisors
Co-Portfolio Manager
•	The S&P 500 Index (the Index) posted double-digit losses in 8 of its 10 economic sectors for the period from February 29, 2008, to November 30, 2008. The weakest performers were the financials, information technology and consumer discretionary sectors. By comparison, the relatively modest losses posted by the utilities and telecommunication services sectors detracted the least from the Index’s return.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. Absent expense limitations by the investment adviser, sub-adviser and the administrator, the returns would be lower. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
Management Discussion
•	Against this backdrop, the Fund outperformed the S&P 500 Index for the period from the Fund’s inception on February 29, 2008, to November 30, 2008. Stock selection in the financials sector, especially among diversified financial services stocks, made the greatest contribution to relative returns for the period. The Fund’s underexposure to the sector, relative to its benchmark index, was also beneficial to returns.
Michael A. Allison, CFA
Eaton Vance
Management
Co-Portfolio Manager
•	Stock selection in the information technology sector, particularly in the semiconductors group, also contributed to relative returns. Consumer discretionary stocks helped as well, as reduced exposure to cyclical names – hit hard by drastic cutbacks in consumer spending – was also a positive contributor to performance. In contrast, the Fund’s relative performance in the energy sector detracted from overall returns.
Jonathan Orseck
Parametric Risk Advisors
Co-Portfolio Manager
•	The Fund’s option portfolio – which seeks to generate income and reduce volatility of returns – materially reduced the effect of the market’s decline during the period. The increased volatility exhibited (as measured by the CBOE Volatility Index (VIX), which was up 135% from February 29, 2008, through November 30, 2008) allowed the Fund to generate gains resulting from the Fund’s option trading strategies.
Eaton Vance Risk-Managed Equity Option Income Fund Performance 2/29/08 – 11/30/08

Class A1	-7.40%
Class C1	-7.89
Class I1	-7.22
S&P 500 Index[2]	-31.44
CBOE S&P 500 BuyWrite Index[2]	-27.75
Lipper Large-Cap Core Funds Average[2]	-32.03
See page 3 for more performance information.

[1]	These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class C shares. If sales charges were deducted, the returns would be lower. Class I shares are offered to certain investors at net asset value.

[2]	It is not possible to invest directly in an Index or a Lipper Classification. The Indices’ total returns do not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. The Lipper total return is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

1

Eaton Vance Risk-Managed Equity Option Income Fund as of November 30, 2008
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
•	The Fund’s option strategy is multi-faceted and includes: (1) writing index calls at the money or slightly out-of-the money on a portion of the Fund’s assets, which may generate premiums and allow for participation in rising markets; (2) buying index puts on substantially the full value of the Fund’s assets, which management believes offers a degree of protection in declining markets; and (3) selectively writing equity puts from time to time on stocks management believes are undervalued.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. In addition, portfolio information provided in the report may not be representative of the Fund’s current or future investments and may change due to active management.
Fund Composition
Top Ten Holdings1

By total investments

Exxon Mobil Corp.	2.8%
Microsoft Corp.	2.3
JPMorgan Chase & Co.	2.1
International Business Machines Corp.	2.0
Hewlett-Packard Co.	1.9
Philip Morris International, Inc.	1.8
Wal-Mart Stores, Inc.	1.7
PepsiCo, Inc.	1.7
Chevron Corp.	1.7
AT&T, Inc.	1.6

[1]	Top Ten Holdings represented 19.6% of the Fund’s total investments as of 11/30/08. The Top Ten Holdings are presented without the offsetting effect of the Fund’s written option positions at 11/30/08. Excludes cash equivalents.
Common Stock Sector Weightings2
By total investments

[2]	As a percentage of the Fund’s total investments as of 11/30/08. The Common Stock Sector Weightings are presented without the offsetting effect of the Fund’s written option positions at 11/30/08. Excludes cash equivalents.

2

Eaton Vance Risk-Managed Equity Option Income Fund as of November 30, 2008
FUND PERFORMANCE
The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class A of the Fund with that of the S&P 500 Index, a broad-based, unmanaged market index of common stocks, and the CBOE S&P 500 BuyWrite Index, a benchmark index designed to track the performance of a hypothetical buy-write strategy on the S&P 500 Index. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class A, the S&P 500 Index and the CBOE S&P 500 BuyWrite Index. Class A total returns are presented at net asset value and maximum public offering price. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

*	Source: Lipper Inc. Class A of the Fund commenced investment operations on 2/29/08.

A $10,000 hypothetical investment at net asset value in Class C shares and Class I shares on 2/29/08 (commencement of operations) would have been valued at $9,285 ($9,192 after deduction of the applicable CDSC) and $9,353, respectively, on 11/30/08. It is not possible to invest directly in an Index. The Indices’ total returns do not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices.

Performance[1]	Class A	Class C	Class I
Share Class Symbol	EROAX	EROCX	EROIX

Cumulative Total Returns (at net asset value)

Life of Fund†	-7.40%	-7.89%	-7.22%

SEC Annual Total Returns (including sales charge or applicable CDSC)

Life of Fund†	-12.72%	-8.77%	-7.22%

†	Inception Dates – Class A: 2/29/08; Class C: 2/29/08; Class I: 2/29/08

[1]	Cumulative Total Returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class C shares. If sales charges were deducted, the returns would be lower. SEC Cumulative Total Returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class C reflect a 1% CDSC for the first year. Class I shares are offered to certain investors at net asset value.

Total Annual
Operating Expenses[2]	Class A	Class C	Class I

Gross Expense Ratio	1.65%	2.40%	1.40%
Net Expense Ratio	1.50	2.25	1.25%

[2]	Source: Prospectus dated 2/29/08, as supplemented. Net Expense Ratio reflects a contractual expense limitation that continues through March 31, 2009. Thereafter, the expense limitation may be changed or terminated at any time. Without this expense limitation, performance would have been lower.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. Absent expense limitations by the investment adviser, sub-adviser and the administrator, the returns would be lower. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance Risk-Managed Equity Option Income Fund as of November 30, 2008

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2008 — November 30, 2008).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Risk-Managed Equity Option Income Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(6/1/08)	(11/30/08)	(6/1/08 – 11/30/08)

Actual
Class A	$1,000.00	$906.00	$7.15	**
Class C	$1,000.00	$902.50	$10.70	**
Class I	$1,000.00	$906.80	$5.96	**

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,017.50	$7.57	**
Class C	$1,000.00	$1,013.80	$11.33	**
Class I	$1,000.00	$1,018.80	$6.31	**

*	Expenses are equal to the Fund’s annualized expense ratio of 1.50% for Class A shares, 2.25% for Class C shares and 1.25% for Class I shares, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on May 31, 2008.

**	Absent an allocation of certain expenses to the investment adviser, the sub-adviser and administrator, expenses would be higher.

4

Eaton Vance Risk-Managed Equity Option Income Fund as of November 30, 2008

PORTFOLIO OF INVESTMENTS

Common Stocks — 70.1%
Security	Shares	Value

Aerospace & Defense — 2.9%

Boeing Co. (The)	203	$8,654
General Dynamics Corp.	760	39,269
Lockheed Martin Corp.	434	33,466
Raytheon Co.	613	29,914
United Technologies Corp.	846	41,056

		$152,359

Auto Components — 0.4%

Johnson Controls, Inc.	1,046	$18,472

		$18,472

Beverages — 2.2%

Coca-Cola Co. (The)	878	$41,152
PepsiCo, Inc.	1,354	76,772

		$117,924

Biotechnology — 2.0%

Amgen, Inc.(1)	790	$43,877
Biogen Idec, Inc.(1)	335	14,174
Genzyme Corp.(1)	765	48,975

		$107,026

Capital Markets — 1.4%

Bank of New York Mellon Corp. (The)	827	$24,984
Goldman Sachs Group, Inc.	251	19,826
Invesco, Ltd.	553	6,940
Julius Baer Holding AG	284	9,316
T. Rowe Price Group, Inc.	394	13,479

		$74,545

Chemicals — 0.9%

E.I. Du Pont de Nemours & Co.	1,129	$28,293
Monsanto Co.	235	18,612

		$46,905

Commercial Banks — 1.8%

Banco Bradesco SA ADR	1	$5
Banco Itau Holding Financiera SA ADR	2	17
Toronto-Dominion Bank	212	7,477
U.S. Bancorp	938	25,307
Wells Fargo & Co.	2,205	63,702

		$96,508

Commercial Services & Supplies — 0.7%

Waste Management, Inc.	1,208	$35,274

		$35,274

Communications Equipment — 2.4%

Cisco Systems, Inc.(1)	3,725	$61,611
QUALCOMM, Inc.	1,693	56,834
Research In Motion, Ltd.(1)	266	11,297

		$129,742

Computers & Peripherals — 4.4%

Apple, Inc.(1)	600	$55,602
Hewlett-Packard Co.	2,483	87,600
International Business Machines Corp.	1,129	92,126

		$235,328

Diversified Financial Services — 2.2%

Bank of America Corp.	404	$6,565
Citigroup, Inc.	1,520	12,601
JPMorgan Chase & Co.	3,052	96,626

		$115,792

Diversified Telecommunication Services — 2.2%

AT&T, Inc.	2,480	$70,829
Verizon Communications, Inc.	1,497	48,877

		$119,706

Electric Utilities — 1.6%

Edison International	1,129	$37,709
FirstEnergy Corp.	790	46,278

		$83,987

Electrical Equipment — 1.2%

Emerson Electric Co.	979	$35,136
Energy Conversion Devices, Inc.(1)	175	4,896
First Solar, Inc.(1)	52	6,492
Vestas Wind Systems A/S(1)	368	16,660

		$63,184

See notes to financial statements

5

Eaton Vance Risk-Managed Equity Option Income Fund as of November 30, 2008

PORTFOLIO OF INVESTMENTS CONT’D

Security	Shares	Value

Energy Equipment & Services — 2.0%

Diamond Offshore Drilling, Inc.	329	$24,280
Halliburton Co.	749	13,182
National-Oilwell Varco, Inc.(1)	442	12,504
Schlumberger, Ltd.	640	32,474
Transocean, Inc.(1)	373	24,946

		$107,386

Food & Staples Retailing — 2.5%

CVS Caremark Corp.	1,317	$38,101
Kroger Co. (The)	677	18,726
Wal-Mart Stores, Inc.	1,407	78,623

		$135,450

Food Products — 1.2%

Nestle SA	620	$22,443
Nestle SA ADR	1,075	38,969

		$61,412

Health Care Equipment & Supplies — 1.2%

Baxter International, Inc.	423	$22,377
Becton, Dickinson & Co.	188	11,944
Boston Scientific Corp.(1)	1,393	8,595
Medtronic, Inc.	460	14,039
Zimmer Holdings, Inc.(1)	198	7,389

		$64,344

Health Care Providers & Services — 0.8%

Aetna, Inc.	696	$15,187
Fresenius Medical Care AG & Co. KGaA ADR	451	19,821
UnitedHealth Group, Inc.	425	8,929

		$43,937

Hotels, Restaurants & Leisure — 1.2%

McDonald’s Corp.	1,129	$66,329

		$66,329

Household Durables — 1.6%

Centex Corp.	1,241	$11,368
D.R. Horton, Inc.	1,919	13,184
KB Home	903	10,502
Lennar Corp., Class A	1,467	10,430
NVR, Inc.(1)	23	9,988
Pulte Homes, Inc.	1,241	13,217
Ryland Group, Inc.	203	3,445
Toll Brothers, Inc.(1)	677	13,493

		$85,627

Household Products — 2.4%

Clorox Co.	189	$11,181
Colgate-Palmolive Co.	627	40,799
Kimberly-Clark Corp.	421	24,330
Procter & Gamble Co.	790	50,837

		$127,147

Industrial Conglomerates — 1.6%

3M Co.	338	$22,622
General Electric Co.	3,758	64,525

		$87,147

Insurance — 2.9%

ACE, Ltd.	564	$29,469
Aflac, Inc.	564	26,113
Chubb Corp.	893	45,864
Travelers Companies, Inc. (The)	1,235	53,908

		$155,354

Internet Software & Services — 0.8%

Google, Inc., Class A(1)	141	$41,307

		$41,307

IT Services — 1.2%

Accenture, Ltd., Class A	700	$21,686
MasterCard, Inc., Class A	190	27,607
Visa, Inc., Class A	277	14,559

		$63,852

Life Sciences Tools & Services — 0.3%

Thermo Fisher Scientific, Inc.(1)	421	$15,021

		$15,021

Machinery — 1.2%

Danaher Corp.	677	$37,668
Illinois Tool Works, Inc.	838	28,593

		$66,261

See notes to financial statements

6

Eaton Vance Risk-Managed Equity Option Income Fund as of November 30, 2008

PORTFOLIO OF INVESTMENTS CONT’D

Security	Shares	Value

Media — 2.6%

Comcast Corp., Class A	3,737	$64,800
Omnicom Group, Inc.	596	16,861
Time Warner, Inc.	4,272	38,662
Vivendi SA	677	19,204

		$139,527

Metals & Mining — 1.1%

Goldcorp, Inc.	2,242	$60,467

		$60,467

Multi-Utilities — 0.5%

Public Service Enterprise Group, Inc.	938	$28,984

		$28,984

Oil, Gas & Consumable Fuels — 7.8%

Anadarko Petroleum Corp.	1,125	$46,181
Apache Corp.	239	18,475
Chevron Corp.	968	76,482
ConocoPhillips	724	38,024
Exxon Mobil Corp.	1,560	125,034
Hess Corp.	753	40,692
Occidental Petroleum Corp.	687	37,194
Peabody Energy Corp.	412	9,653
XTO Energy, Inc.	617	23,594

		$415,329

Pharmaceuticals — 5.0%

Abbott Laboratories	1,241	$65,016
Johnson & Johnson	922	54,011
Merck & Co., Inc.	1,362	36,393
Novartis AG ADR	398	18,674
Novo-Nordisk A/S, Class B	299	15,332
Pfizer, Inc.	1,580	25,959
Roche Holding AG	129	18,063
Schering-Plough Corp.	1,042	17,516
Teva Pharmaceutical Industries, Ltd. ADR	423	18,252

		$269,216

Semiconductors & Semiconductor Equipment — 0.4%

ASML Holding NV	1,394	$21,370

		$21,370

Software — 2.5%

Microsoft Corp.	5,080	$102,718
Oracle Corp.(1)	1,868	30,056

		$132,774

Specialty Retail — 1.2%

Best Buy Co., Inc.	869	$17,997
Home Depot, Inc.	977	22,578
Staples, Inc.	1,441	25,016

		$65,591

Tobacco — 1.6%

Philip Morris International, Inc.	1,998	$84,236

		$84,236

Wireless Telecommunication Services — 0.2%

Rogers Communications, Inc., Class B	434	$11,753

		$11,753

Total Common Stocks
(identified cost $4,644,494)		$3,746,573

Put Options Purchased — 15.0%
	Number	Strike	Expiration
Description	of Contracts	Price	Date	Value

S&P 500 Index	24	$1,225	3/21/09	$798,840

Total Put Options Purchased
(identified cost $261,614)				$798,840

Total Investments — 85.1%
(identified cost $4,906,108)				$4,545,413

See notes to financial statements

7

Eaton Vance Risk-Managed Equity Option Income Fund as of November 30, 2008

PORTFOLIO OF INVESTMENTS CONT’D

Covered Call Options Written — (1.9)%
	Number	Strike	Expiration
Description	of Contracts	Price	Date	Value

S&P 500 Index	2	$865	12/20/08	$(12,490)
S&P 500 Index	3	870	12/20/08	(17,775)
S&P 500 Index	6	875	12/20/08	(33,600)
S&P 500 Index	5	890	12/20/08	(22,000)
S&P 500 Index	3	880	12/20/08	(15,870)

Total Covered Call Options Written
(premiums received $77,588)				$(101,735)

Other Assets, Less Liabilities — 16.8%				$898,574

Net Assets — 100.0%				$5,342,252

ADR - American Depository Receipt

(1)	Non-income producing security.

See notes to financial statements

8

Eaton Vance Risk-Managed Equity Option Income Fund as of November 30, 2008

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of November 30, 2008

Assets

Investments, at value (identified cost, $4,906,108)	$4,545,413
Cash	955,165
Receivable for investments sold	3,514
Receivable for Fund shares sold	427,866
Receivable from the investment adviser, sub-adviser and administrator	1,180
Dividends and interest receivable	7,055
Receivable for options written	20,247
Tax reclaims receivable	202

Total assets	$5,960,642

Liabilities

Payable for investments purchased	$461,209
Written options outstanding, at value (premiums received, $77,588)	101,735
Payable for Fund shares redeemed	18,589
Payable to affiliate for investment adviser fee	3,300
Payable to affiliate for administration fee	550
Payable to affiliate for distribution and service fees	515
Payable to affiliate for Trustees’ fees	99
Accrued expenses	32,393

Total liabilities	$618,390

Net assets	$5,342,252

Sources of Net Assets

Paid-in capital	$5,803,444
Accumulated net realized loss (computed on the basis of identified cost)	(76,465)
Accumulated undistributed net investment income	93
Net unrealized depreciation (computed on the basis of identified cost)	(384,820)

Total	$5,342,252

Class A Shares

Net Assets	$1,026,778
Shares Outstanding	116,306
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.83
Maximum Offering Price Per Share
(100 ÷ 94.25 of $8.83)	$9.37

Class C Shares

Net Assets	$511,257
Shares Outstanding	58,013
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$8.81

Class I Shares

Net Assets	$3,804,217
Shares Outstanding	430,388
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.84

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Period Ended
November 30, 2008(1)
Investment Income

Dividends (net of foreign taxes, $620)	$46,586
Interest	2,434

Total investment income	$49,020

Expenses

Investment adviser fee	$23,670
Administration fee	3,937
Trustees’ fees and expenses	394
Distribution and service fees
Class A	365
Class C	1,016
Registration fees	55,261
Legal and accounting services	35,038
Custodian fee	32,483
Printing and postage	4,064
Transfer and dividend disbursing agent fees	1,920
Miscellaneous	6,242

Total expenses	$164,390

Deduct —
Allocation of expenses to the investment adviser, sub-adviser and administrator	$129,973

Total expense reductions	$129,973

Net expenses	$34,417

Net investment income	$14,603

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions (identified cost basis)	$(57,839)
Written options	144,522
Foreign currency transactions	108

Net realized gain	$86,791

Change in unrealized appreciation (depreciation) —
Investments (identified cost basis)	$(360,695)
Written options	(24,147)
Foreign currency	22

Net change in unrealized appreciation (depreciation)	$(384,820)

Net realized and unrealized loss	$(298,029)

Net decrease in net assets from operations	$(283,426)

(1)	For the period from the start of business, February 29, 2008, to November 30, 2008.

See notes to financial statements

9

Eaton Vance Risk-Managed Equity Option Income Fund as of November 30, 2008

FINANCIAL STATEMENTS CONT’D

Statement of Changes in Net Assets

Increase (Decrease)	Period Ended
in Net Assets	November 30, 2008(1)

From operations —
Net investment income	$14,603
Net realized gain from investment transactions, written options and foreign currency transactions	86,791
Net change in unrealized appreciation (depreciation) of investments, written options and foreign currency	(384,820)

Net decrease in net assets from operations	$(283,426)

Distributions to shareholders —
From net investment income
Class A	$(17,145)
Class C	(7,975)
Class I	(152,646)

Total distributions to shareholders	$(177,766)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$1,082,535
Class C	588,355
Class I	4,373,639
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	16,127
Class C	6,233
Class I	59,844
Cost of shares redeemed
Class A	(36,720)
Class C	(52,830)
Class I	(233,739)

Net increase in net assets from Fund share transactions	$5,803,444

Net increase in net assets	$5,342,252

Net Assets

At beginning of period	$—

At end of period	$5,342,252

Accumulated undistributed net investment income included in net assets

At end of period	$93

(1)	For the period from the start of business, February 29, 2008, to November 30, 2008.

See notes to financial statements

10

Eaton Vance Risk-Managed Equity Option Income Fund as of November 30, 2008

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class A
	Period Ended
	November 30, 2008(1)

Net asset value — Beginning of period	$10.000

Income (loss) from operations

Net investment income(2)	$0.017
Net realized and unrealized loss	(0.737)

Total loss from operations	$(0.720)

Less distributions

From net investment income	$(0.450)

Total distributions	$(0.450)

Net asset value — End of period	$8.830

Total Return(3)	(7.40	)%(6)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,027
Ratios (As a percentage of average daily net assets):
Expenses	1.50	%(4)(5)
Net investment income	0.25	%(4)
Portfolio Turnover	27	%(6)

(1)	For the period from the start of business, February 29, 2008, to November 30, 2008.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Annualized.

(5)	The investment adviser, sub-adviser and administrator subsidized certain operating expenses (equal to 4.92% of average daily net assets for the period from the start of business, February 29, 2008, to November 30, 2008).

(6)	Not annualized.

See notes to financial statements

11

Eaton Vance Risk-Managed Equity Option Income Fund as of November 30, 2008

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class C
	Period Ended
	November 30, 2008(1)

Net asset value — Beginning of period	$10.000

Income (loss) from operations

Net investment loss(2)	$(0.031)
Net realized and unrealized loss	(0.749)

Total loss from operations	$(0.780)

Less distributions

From net investment income	$(0.410)

Total distributions	$(0.410)

Net asset value — End of period	$8.810

Total Return(3)	(7.89	)%(6)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$511
Ratios (As a percentage of average daily net assets):
Expenses	2.25	%(4)(5)
Net investment loss	(0.45	)%(4)
Portfolio Turnover	27	%(6)

(1)	For the period from the start of business, February 29, 2008, to November 30, 2008.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Annualized.

(5)	The investment adviser, sub-adviser and administrator subsidized certain operating expenses (equal to 4.92% of average daily net assets for the period from the start of business, February 29, 2008, to November 30, 2008).

(6)	Not annualized.

See notes to financial statements

12

Eaton Vance Risk-Managed Equity Option Income Fund as of November 30, 2008

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class I

	Period Ended
	November 30, 2008(1)

Net asset value — Beginning of period	$10.000

Income (loss) from operations

Net investment income(2)	$0.045
Net realized and unrealized loss	(0.746)

Total loss from operations	$(0.701)

Less distributions

From net investment income	$(0.459)

Total distributions	$(0.459)

Net asset value — End of period	$8.840

Total Return(3)	(7.22	)%(6)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$3,804
Ratios (As a percentage of average daily net assets):
Expenses	1.25	%(4)(5)
Net investment income	0.61	%(4)
Portfolio Turnover	27	%(6)

(1)	For the period from the start of business, February 29, 2008, to November 30, 2008.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Annualized.

(5)	The investment adviser, sub-adviser and administrator subsidized certain operating expenses (equal to 4.92% of average daily net assets for the period from the start of business, February 29, 2008, to November 30, 2008).

(6)	Not annualized.

See notes to financial statements

13

Eaton Vance Risk-Managed Equity Option Income Fund as of November 30, 2008

NOTES TO FINANCIAL STATEMENTS

1   Significant Accounting Policies

Eaton Vance Risk-Managed Equity Option Income Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund pursues its investment objective by investing primarily in a portfolio of common stocks and options. Under normal market conditions, the Fund seeks to generate current income in part by employing an options strategy of writing index call options and put options on individual stocks. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on any exchange on which the options are traded or, in the absence of sales on such date, at the mean between the closing bid and asked prices therefore. Over-the-counter options are valued based on broker quotations. Short-term debt securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The independent service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At November 30, 2008, the Fund had net capital losses of $183,215 attributable to security transactions incurred after October 31, 2008. These net capital losses are treated as arising on the first day of the Fund’s taxable year ending November 30, 2009.

14

Eaton Vance Risk-Managed Equity Option Income Fund as of November 30, 2008

NOTES TO FINANCIAL STATEMENTS CONT’D

As of November 30, 2008, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund’s initial period of operations from February 29, 2008 to November 30, 2008 remains subject to examination by the Internal Revenue Service.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Fund. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J  Written Options — Upon the writing of a call or a put option, the premium received by the Fund is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Fund’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Fund may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

K  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Fund is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Fund’s policies on investment valuations discussed above. If an option which the Fund had purchased expires on the stipulated expiration date, the Fund will realize a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

2   Distributions to Shareholders

The Fund intends to make quarterly distributions from its cash available for distribution, which consists of the Fund’s dividends and interest income after payment of Fund expenses, net option premiums and net realized and unrealized gains on stock investments. At least annually, the Fund intends to distribute all or substantially all of its net realized capital gains (reduced by available capital loss

15

Eaton Vance Risk-Managed Equity Option Income Fund as of November 30, 2008

NOTES TO FINANCIAL STATEMENTS CONT’D

carryforwards from prior years, if any). Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. Distributions in any year may contain a return of capital component.

The tax character of distributions declared for the period from the start of business, February 29, 2008, to November 30, 2008 was as follow:

Period Ended
November 30, 2008

Distributions declared from:
Ordinary income	$177,766

During the period from the start of business, February 29, 2008, to November 30, 2008, accumulated net realized gain was decreased by $163,256 and accumulated distributions in excess of net investment income was decreased by $163,256 due to differences between book and tax accounting, primarily for foreign currency gain (loss) and short-term capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of November 30, 2008, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

Undistributed ordinary income	$71,076
Undistributed long-term capital gains	$548,774
Post October losses	$(183,215)
Net unrealized depreciation	$(897,827)

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales, options contracts and foreign currency transactions.

3   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.90% of the Fund’s average daily net assets up to $1 billion and at reduced rates as daily net assets exceed that level, and is payable monthly. For the period from the start of business, February 29, 2008, to November 30, 2008, the adviser fee amounted to $23,670 or 0.90% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund’s options strategy to Parametric Risk Advisors LLC (PRA). EVM pays PRA a portion of its advisory fee for sub-advisory services provided to the Fund. For the period from the start of business, February 29, 2008, to November 30, 2008, EVM and PRA have agreed to reimburse the Fund’s operating expenses to the extent that they exceed 1.50%, 2.25% and 1.25% annually of the average daily net assets of Class A, Class C and Class I, respectively, through March 31, 2009. Thereafter, this agreement may be changed or terminated at any time. Pursuant to this agreement, EVM and PRA were allocated $129,973 in total of the Fund’s operating expenses for the period from the start of business, February 29, 2008, to November 30, 2008. The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the period from the start of business, February 29, 2008, to November 30, 2008, the administration fee amounted to $3,937.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the period from the start of business, February 29, 2008, to November 30, 2008, EVM earned $45 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $904 as its portion of the sales charge on sales of Class A shares for the period from the start of business, February 29, 2008, to November 30, 2008. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund who are not members of EVM’s organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period from the start of business, February 29, 2008, to November 30, 2008, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

16

Eaton Vance Risk-Managed Equity Option Income Fund as of November 30, 2008

NOTES TO FINANCIAL STATEMENTS CONT’D

4   Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the period from the start of business, February 29, 2008, to November 30, 2008 amounted to $365 for Class A shares. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class C Plan requires the Fund to pay EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of Class C, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by Class C. For the period from the start of business, February 29, 2008, to November 30, 2008, the Fund paid or accrued to EVD $760 for Class C shares representing 0.75% (annualized) of the average daily net assets of Class C shares. At November 30, 2008, the amount of Uncovered Distribution Charges of EVD calculated under the Class C Plan was approximately $33,000. The Class C Plan also authorizes the Fund to make payments of service fees to EVD, investment dealers, and other persons in amounts not exceeding 0.25% per annum of its average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the period from the start of business, February 29, 2008, to November 30, 2008 amounted to $256 for Class C shares.

5   Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class C Plan. CDSCs received on Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the period from the start of business, February 29, 2008, to November 30, 2008, the Fund was informed that EVD received approximately $500 of CDSCs paid by Class C shareholders, and no CDSCs paid by Class A shareholders.

6   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $5,675,986 and $814,755, respectively, for the period from the start of business, February 29, 2008, to November 30, 2008.

7   Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Period Ended
Class A	November 30, 2008(1)

Sales	118,567
Issued to shareholders electing to receive payments of distributions in Fund shares	1,813
Redemptions	(4,074)

Net increase	116,306

Period Ended
Class C	November 30, 2008(1)

Sales	63,448
Issued to shareholders electing to receive payments of distributions in Fund shares	714
Redemptions	(6,149)

Net increase	58,013

17

Eaton Vance Risk-Managed Equity Option Income Fund as of November 30, 2008

NOTES TO FINANCIAL STATEMENTS CONT’D

Period Ended
Class I	November 30, 2008(1)

Sales	450,572
Issued to shareholders electing to receive payments of distributions in Fund shares	6,103
Redemptions	(26,287)

Net increase	430,388

(1)	For the period from the start of business, February 29, 2008, to November 30, 2008.

At November 30, 2008, EVM owned 50.4% of the value of outstanding shares of the Fund.

8   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$5,419,115

Gross unrealized appreciation	$25,935
Gross unrealized depreciation	(899,637)

Net unrealized depreciation	$(873,702)

9   Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of written call options at November 30, 2008 is included in the Portfolio of Investments.

Written call and put options activity for the period from the start of business, February 29, 2008, to November 30, 2008 was as follows:

	Number of	Premiums
	Contracts	Received

Outstanding, beginning of period	0	$0
Options written	991	482,110
Options terminated in closing purchase transactions	(757)	(269,324)
Options expired	(215)	(135,198)

Outstanding, end of period	19	$77,588

At November 30, 2008, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

10   Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Fund did not have any significant borrowings or allocated fees during the period from the start of business, February 29, 2008, to November 30, 2008.

11   Fair Value Measurements

The Fund adopted Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective February 29, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2008, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*

Level 1	Quoted Prices	$4,444,396	$(101,735)
Level 2	Other Significant Observable Inputs	101,017	—
Level 3	Significant Unobservable Inputs	—	—

Total		$4,545,413	$(101,735)

*	Other financial instruments include written call options.

18

Eaton Vance Risk-Managed Equity Option Income Fund as of November 30, 2008

NOTES TO FINANCIAL STATEMENTS CONT’D

12   Recently Issued Accounting Pronouncement

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (FAS 161), “Disclosures about Derivative Instruments and Hedging Activities”. FAS 161 requires enhanced disclosures about an entity’s derivative and hedging activities, including qualitative disclosures about the objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk related contingent features in derivative instruments. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statement disclosures.

19

Eaton Vance Risk-Managed Equity Option Income Fund as of November 30, 2008

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of Eaton Vance Special Investment Trust and Shareholders of Eaton Vance Risk-Managed Equity Option Income Fund:
We have audited the accompanying statement of assets and liabilities of Eaton Vance Risk-Managed Equity Option Income Fund (the “Fund”) (one of the series of Eaton Vance Special Investment Trust), including the portfolio of investments, as of November 30, 2008, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from the start of business, February 29, 2008, to November 30, 2008. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Risk-Managed Equity Option Income Fund as of November 30, 2008, the results of its operations, the change in its net assets, and the financial highlights for the period from the start of business, February 29, 2008, to November 30, 2008, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
January 15, 2009

20

Eaton Vance Risk-Managed Equity Option Income Fund as of November 30, 2008

FEDERAL TAX INFORMATION (Unaudited)

The Form 1099-DIV you receive in January 2009 will show the tax status of all distributions paid to your account in calendar 2008. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code regulations, shareholders must be notified within 60 days of the Fund’s fiscal year end regarding the status of qualified dividend income for individuals and the dividends received deduction for corporations.

Qualified Dividend Income. The Fund designates $45,640, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2008 ordinary income dividends, 16.3% qualifies for the corporate dividends received deduction.

21

Eaton Vance Risk-Managed Equity Option Income Fund

SPECIAL MEETING OF SHAREHOLDERS (Unaudited)

Eaton Vance Risk-Managed Equity Option Income Fund

The Fund held a Special Meeting of Shareholders on November 14, 2008 to elect Trustees. The results of the vote were as follows:

	Number of Shares
Nominee for Trustee	For	Withheld

Benjamin C. Esty	83,231	0
Thomas E. Faust Jr.	83,231	0
Allen R. Freedman	83,231	0
William H. Park	83,231	0
Ronald A. Pearlman	83,231	0
Helen Frame Peters	83,231	0
Heidi L. Steiger	83,231	0
Lynn A. Stout	83,231	0
Ralph F. Verni	83,231	0

22

Eaton Vance Risk-Managed Equity Option Income Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that in order for a fund to enter into an investment advisory agreement with an investment adviser, the fund’s Board of Trustees, including a majority of the Trustees who are not “interested persons” of the fund (“Independent Trustees”), must approve the agreement and its terms at an in-person meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on February 11, 2008, the Board, including a majority of the Independent Trustees, voted to approve the investment advisory agreement of the Eaton Vance Risk-Managed Equity Option Income Fund (the “Fund”) with Eaton Vance Management (the “Adviser”) and the sub-advisory agreement with Parametric Risk Advisors LLC (the “Sub-adviser”). The Board reviewed information furnished for the February 2008 meeting as well as information previously furnished with respect to the approval of other investment advisory agreements for other Eaton Vance Funds. Such information included, among other things, the following:

Information about Fees and Expenses

•	The advisory and related fees to be paid by the Fund and the anticipated expense ratio of the Fund;
•	Comparative information concerning fees charged by the Adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those to be used in managing the Fund, and concerning fees charged by other advisers for managing funds similar to the Fund;

Information about Portfolio Management

•	Descriptions of the investment management services to be provided to the Fund, including the investment strategies and processes to be employed;
•	Information concerning the allocation of brokerage and the benefits expected to be received by the Adviser as a result of brokerage allocation for the Fund, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the Fund’s brokerage, and the implementation of the soft dollar reimbursement program established with respect to the Eaton Vance Funds;
•	The procedures and processes to be used to determine the fair value of Fund assets and actions to be taken to monitor and test the effectiveness of such procedures and processes;

Information about the Adviser and Sub-Adviser

•	Reports detailing the financial results and condition of the Adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the Fund, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of the Adviser and its affiliates, including the Sub-Adviser, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of the Adviser’s and Sub-Adviser’s proxy voting policies and procedures;
•	Information concerning the resources devoted to compliance efforts undertaken by the Adviser on behalf of the Eaton Vance Funds (including descriptions of various compliance programs) and its record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity plans of the Adviser and its affiliates, including the Sub-adviser;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services to be provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the Adviser (which is also the administrator); and
•	The terms of the advisory and sub-advisory agreements of the Fund.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board concluded that the terms of the investment advisory agreements between the Fund and the Adviser and Sub-adviser, including their fee structures, are in the interests of shareholders and, therefore, the Board, including a majority of the Independent Trustees, voted to approve the terms of the advisory and sub-advisory agreements for the Fund.

23

Eaton Vance Risk-Managed Equity Option Income Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and sub-advisory agreements of the Fund, the Board evaluated the nature, extent and quality of services to be provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments to be held by the Fund, including the education, experience and number of its investment professionals and other personnel who will provide portfolio management, investment research, and similar services to the Fund. In particular, the Board evaluated the abilities and experience of such investment personnel in analyzing factors such as tax efficiency and special considerations relevant to investing in stocks and put options on indices and selling call options on indices. With respect to the Sub-adviser, the Board considered the Sub-adviser’s business origins and affiliations and its options strategy and experience in implementing this strategy for other clients. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-advisor. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and Sub-advisor, taken as a whole, are appropriate and consistent with the terms of the respective investment advisory agreements.

Fund Performance

Because the Fund has not yet commenced operations, it has no performance record.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, to be payable by the Fund (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and estimated expense ratio for a one-year period.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services to be provided by the Adviser, the Board concluded with respect to the Fund that the management fees proposed to be charged to the Fund for advisory and related services and the total expense ratio of the Fund are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board also concluded that the structure of the advisory fees, which include breakpoints at various asset levels, can be expected to cause the Adviser and its affiliates, including the Sub-adviser, and the Fund to share such benefits equitably.

24

Eaton Vance Risk-Managed Equity Option Income Fund

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of Eaton Vance Special Investment Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research, “EVD” refers to Eaton Vance Distributors, Inc., and “Fox” refers to Fox Asset Management LLC. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below.

		Term of		Number of Portfolios
		Office and		in Fund Complex
Name and	Position(s) with	Length of	Principal Occupation(s)	Overseen By
Date of Birth	the Trust	Service	During Past Five Years	Trustee (1)	Other Directorships Held

Interested Trustee

Thomas E. Faust Jr. 5/31/58	Trustee and President	Trustee since 2007 and President since 2002	Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or Officer of 173 registered investment companies and 4 private investment companies managed by EVM and BMR. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.	173	Director of EVC

Noninterested Trustees

Benjamin C. Esty 1/2/63	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration, Harvard University Graduate School of Business Administration.	173	None

Allen R. Freedman 4/3/40	Trustee	Since 2007	Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Formerly, Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007).	173	Director of Assurant, Inc. (insurance provider) and Stonemor Partners L.P. (owner and operator of cemeteries)

William H. Park 9/19/47	Trustee	Since 2003	Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (since 2006). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005).	173	None

Ronald A. Pearlman 7/10/40	Trustee	Since 2003	Professor of Law, Georgetown University Law Center.	173	None

Helen Frame Peters 3/22/48	Trustee	Since 2008	Professor of Finance, Carroll School of Management, Boston College. Adjunct Professor of Finance, Peking University, Beijing, China (since 2005).	173	Director of Federal Home Loan Bank of Boston (a bank for banks) and BJ’s Wholesale Clubs (wholesale club retailer); Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds)

Heidi L. Steiger 7/8/53	Trustee	Since 2007	Managing Partner, Topridge Associates LLC (global wealth management firm) (since 2008); Senior Advisor (since 2008), President (2005-2008), Lowenhaupt Global Advisors, LLC (global wealth management firm). Formerly, President and Contributing Editor, Worth Magazine (2004-2005). Formerly, Executive Vice President and Global Head of Private Asset Management (and various other positions), Neuberger Berman (investment firm) (1986-2004).	173	Director of Nuclear Electric Insurance Ltd. (nuclear insurance provider) and Aviva USA (insurance provider)

25

Eaton Vance Risk-Managed Equity Option Income Fund

MANAGEMENT AND ORGANIZATION CONT’D

		Term of		Number of Portfolios
		Office and		in Fund Complex
Name and	Position(s) with	Length of	Principal Occupation(s)	Overseen By
Date of Birth	the Trust	Service	During Past Five Years	Trustee (1)	Other Directorships Held

Noninterested Trustees (continued)

Lynn A. Stout 9/14/57	Trustee	Since 1998	Paul Hastings Professor of Corporate and Securities Law (since 2006) and Professor of Law (2001-2006), University of California at Los Angeles School of Law.	173	None

Ralph F. Verni 1/26/43	Chairman of the Board and Trustee	Chairman of the Board since 2007 and Trustee since 2005	Consultant and private investor.	173	None

Principal Officers who are not Trustees

Term of
Office and
Name and	Position(s) with	Length of	Principal Occupation(s)
Date of Birth	the Trust	Service	During Past Five Years

Michael A. Allison 10/26/64	Vice President	Since 2007	Vice President of EVM and BMR. Officer of 23 registered investment companies managed by EVM or BMR.

J. Scott Craig 3/15/63	Vice President	Since 2006	Vice President of EVM and BMR since January, 2005. Previously, Director-Real Estate Equities and REIT Portfolio Manager at The Northwestern Mutual Life Insurance Company (1992-2004). Officer of 16 registered investment companies managed by EVM or BMR.

Gregory R. Greene 11/13/66	Vice President	Since 2006	Managing Director of Fox and member of the Investment Committee. Officer of 17 registered investment companies managed by EVM or BMR.

Duke E. Laflamme 7/8/69	Vice President	Since 2001	Vice President of EVM and BMR. Officer of 18 registered investment companies managed by EVM or BMR.

Thomas H. Luster 4/8/62	Vice President	Since 2002	Vice President of EVM and BMR. Officer of 50 registered investment companies managed by EVM or BMR.

Michael R. Mach 7/15/47	Vice President	Since 2006	Vice President of EVM and BMR. Officer of 24 registered investment companies managed by EVM or BMR.

Robert J. Milmore 4/3/69	Vice President	Since 2006	Vice President of Fox and member of the Investment Committee. Previously, Manager of International Treasury of Cendent Corporation (2001-2005). Officer of 17 registered investment companies managed by EVM or BMR.

J. Bradley Ohlmuller 6/14/68	Vice President	Since 2008	Principal of Fox and member of the Investment Committee. Previously, Vice President and research analyst of Goldman Sachs & Co. (2001-2004). Officer of 17 registered investment companies managed by EVM or BMR.

Duncan W. Richardson 10/26/57	Vice President	Since 2006	Executive Vice President and Chief Equity Investment Officer of EVC, EVM and BMR. Officer of 81 registered investment companies managed by EVM or BMR.

Walter A. Row, III 7/20/57	Vice President	Since 2007	Director of Equity Research and a Vice President of EVM and BMR. Officer of 24 registered investment companies managed by EVM or BMR.

Judith A. Saryan 8/21/54	Vice President	Since 2006	Vice President of EVM and BMR. Officer of 54 registered investment companies managed by EVM or BMR.

Michael W. Weilheimer 2/11/61	Vice President	Since 2006	Vice President of EVM and BMR. Officer of 25 registered investment companies managed by EVM or BMR.

Barbara E. Campbell 6/19/57	Treasurer	Since 2005	Vice President of EVM and BMR. Officer of 173 registered investment companies managed by EVM or BMR.

26

Eaton Vance Risk-Managed Equity Option Income Fund

MANAGEMENT AND ORGANIZATION CONT’D

Term of
Office and
Name and	Position(s) with	Length of	Principal Occupation(s)
Date of Birth	the Trust	Service	During Past Five Years

Maureen A. Gemma 5/24/60	Secretary and Chief Legal Officer	Secretary since 2007 and Chief Legal Officer since 2008	Vice President of EVM and BMR. Officer of 173 registered investment companies managed by EVM or BMR.

Paul M. O’Neil 7/11/53	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR. Officer of 173 registered investment companies managed by EVM or BMR.

(1)	Includes both master and feeder funds in a master-feeder structure.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge by calling 1-800-262-1122.

27

This Page Intentionally Left Blank

Investment Adviser and Administrator of
Eaton Vance Risk-Managed Equity Option Income Fund
Eaton Vance Management
The Eaton Vance Building
255 State Street
Boston, MA 02109

Sub-Adviser of Eaton Vance Risk-Managed Equity Option Income Fund
Parametric Risk Advisors LLC
274 Riverside Avenue
Westport, CT 06880

Principal Underwriter
Eaton Vance Distributors, Inc.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022

Eaton Vance Risk-Managed Equity Option Income Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109
This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

3243-1/09	RMEOSRC

EatonVance Investment Managers Annual Report November 30, 2008 EATON VANCE ENHANCED EQUITY OPTION INCOME FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/brokerdealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Eaton Vance Enhanced Equity Option Income Fund as of November 30, 2008
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
Economic and Market Conditions
•	The stock market moved dramatically lower during the period from the Fund’s inception on February 29, 2008, to November 30, 2008. Credit problems originating in subprime lending deepened and broadened to other debt markets as the year unfolded. The magnitude and scope of the damage became increasingly apparent, as many banks were faced with enormous write-offs from bad real estate loans and other lending facilities, losses that severely impaired their overall lending capacity.

Walter A. Row, CFA
Eaton Vance
Management
Co-Portfolio Manager
•	The failure of Lehman Brothers in September 2008 and the tenuous condition of other capital-starved banks and financial institutions sparked fears of a global financial collapse. The controversial TARP (Troubled Asset Relief Program) proposal was approved by Congress, and then followed by a coordinated effort by the world’s central banks to inject liquidity into the global banking system. While those actions reassured many investors, volatility remained high at the Fund’s year end on November 30, 2008.

Ken Everding, PhD
Parametric Risk Advisors
Co-Portfolio Manager
•	The S&P 500 Index (the “Index”) posted double-digit losses in 8 of its 10 economic sectors for the period from February 29, 2008, to November 30, 2008. The weakest performers were the financials, information technology and consumer discretionary sectors. By comparison, the relatively modest losses posted by the utilities and telecommunication services sectors detracted the least from the Index’s return.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. Absent expense limitations by the investment adviser, sub-adviser and the administrator, the returns would be lower. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
Management Discussion
•	Against this backdrop, the Fund outperformed the Index for the period from the Fund’s inception on February 29, 2008, to November 30, 2008. Stock selection in the financials sector, especially among diversified financial services stocks, made the greatest contribution to relative returns for the period. The Fund’s under-exposure to the sector, relative to its benchmark index, was also beneficial to returns.

Michael A. Allison, CFA
Eaton Vance
Management
Co-Portfolio Manager
•	Stock selection in the information technology sector, particularly in the semi-conductors group, also contributed to relative returns. Consumer discretionary stocks helped as well, as reduced exposure to cyclical names – hit hard by drastic cutbacks in consumer spending – was also a positive contributor to performance. In contrast, the Fund’s relative performance in the energy sector detracted from overall returns.

Jonathan Orseck
Parametric Risk Advisors
Co-Portfolio Manager
•	In addition to investing in a diversified portfolio of primarily large-cap stocks, the fund also engages in an individual stock option writing program that seeks to augment portfolio returns without materially deterring the performance of the stock portfolio. The Fund sells covered calls on individual stocks that management believes are more fully valued over the near-term. To a lesser extent, the Fund selectively writes put options on stocks management believes are undervalued.
Eaton Vance Enhanced Equity Option Income Fund Performance 2/29/08 – 11/30/08

Class A1	-28.75%
Class C1	-29.15
Class I1	-28.66
S&P 500 Index[2]	-31.44
Lipper Large-Cap Core Funds Average[2]	-32.03
See page 3 for more performance information.

[1]	These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class C shares. If sales charges were deducted, the returns would be lower. Class I shares are offered to certain investors at net asset value.

[2]	It is not possible to invest directly in an Index or a Lipper Classification. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. The Lipper total return is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

Eaton Vance Enhanced Equity Option Income Fund as of November 30, 2008
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
•	Management believes that the combination of technical option analysis and fundamental equity research can provide the Fund with an ongoing source for incremental return.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. In addition, portfolio information provided in the report may not be representative of the Fund’s current or future investments and may change due to active management.
Fund Composition
Top Ten Holdings1

By total investments
Exxon Mobil Corp.	3.4%
Microsoft Corp.	2.7
Wal-Mart Stores, Inc.	2.5
Philip Morris International, Inc.	2.3
International Business Machines Corp.	2.3
Comcast Corp., Class A	2.2
AT&T, Inc.	2.1
McDonald’s Corp.	2.1
PepsiCo, Inc.	2.0
Johnson & Johnson	1.9

[1]	Top Ten Holdings represented 23.5% of the Fund’s total investments as of 11/30/08. The Top Ten Holdings are presented without the offsetting effect of the Fund’s written option positions at 11/30/08. Excludes cash equivalents.
Sector Weightings2
By total investments

[2]	As a percentage of the Fund’s total investments as of 11/30/08. The Sector Weightings are presented without the offsetting effect of the Fund’s written option positions at 11/30/08. Excludes cash equivalents.

Eaton Vance Enhanced Equity Option Income Fund as of November 30, 2008
FUND PERFORMANCE
The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class A of the Fund with that of the S&P 500 Index, a broad-based, unmanaged market index of common stocks. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class A and the S&P 500 Index. Class A total returns are presented at net asset value and maximum public offering price. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Performance[1]	Class A	Class C	Class 1
Share Class Symbol	EEEAX	EEECX	EEEIX

Cumulative Total Returns (at net asset value)

Life of Fund†	-28.75%	-29.15%	-28.66%

SEC Cumulative Total Returns (including sales charge or applicable CDSC)

Life of Fund†	-32.85%	-29.82%	-28.66%

†	Inception Dates — Class A: 2/29/08; Class C: 2/29/08; Class 1: 2/29/08

[1]	Cumulative Total Returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class C shares. If sales charges were deducted, the returns would be lower. SEC Cumulative Total Returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class C reflect a 1% CDSC for the first year. Class I shares are offered to certain investors at net asset value.

Total Annual
Operating Expenses[2]	Class A	Class C	Class 1

Gross Expense Ratio	1.65%	2.40%	1.40%
Net Expense Ratio	1.50	2.25	1.25

[2]	Source: Prospectus dated 2/29/08, as supplemented. Net Expense Ratio reflects a contractual expense limitation that continues through March 31, 2009. Thereafter, the expense limitation may be changed or terminated at any time. Without this expense limitation, performance would have been lower.

*	Source: Lipper Inc. Class A of the Fund commenced investment operations on 2/29/08. A $10,000 hypothetical investment at net asset value in Class C shares and Class I shares on 2/29/08 (commencement of operations) would have been valued at $7,143 ($7,075 after deduction of the applicable CDSC) and $7,191, respectively, on 11/30/08. It is not possible to invest directly in an Index. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. Absent expense limitations by the investment adviser, sub-adviser and the administrator, the returns would be lower. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance Enhanced Equity Option Income Fund as of November 30, 2008

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2008 – November 30, 2008).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Enhanced Equity Option Income Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(6/1/08)	(11/30/08)	(6/1/08 – 11/30/08)

Actual
Class A	$1,000.00	$666.50	$6.25	**
Class C	$1,000.00	$663.90	$9.36	**
Class I	$1,000.00	$666.40	$5.21	**

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,017.50	$7.57	**
Class C	$1,000.00	$1,013.80	$11.33	**
Class I	$1,000.00	$1,018.80	$6.31	**

*	Expenses are equal to the Fund’s annualized expense ratio of 1.50% for Class A shares, 2.25% for Class C shares and 1.25% for Class I shares, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on May 31, 2008.

**	Absent an allocation of certain expenses to the investment adviser, the sub-adviser and administrator, expenses would be higher.

Eaton Vance Enhanced Equity Option Income Fund as of November 30, 2008

PORTFOLIO OF INVESTMENTS

Common Stocks(1) — 97.2%
Security	Shares	Value

Aerospace & Defense — 4.6%

Boeing Co. (The)	131	$5,585
General Dynamics Corp.	386	19,945
Lockheed Martin Corp.	290	22,362
Raytheon Co.	518	25,278
United Technologies Corp.	699	33,922

		$107,092

Auto Components — 0.7%

Johnson Controls, Inc.	871	$15,382

		$15,382

Beverages — 3.0%

Coca-Cola Co. (The)	549	$25,732
PepsiCo, Inc.	800	45,360

		$71,092

Biotechnology — 1.8%

Amgen, Inc.(2)	380	$21,105
Biogen Idec, Inc.(2)	208	8,800
Genzyme Corp.(2)	184	11,780

		$41,685

Capital Markets — 1.7%

Bank of New York Mellon Corp. (The)	536	$16,193
Goldman Sachs Group, Inc.	153	12,085
Invesco, Ltd.	338	4,242
Julius Baer Holding AG	173	5,675
T. Rowe Price Group, Inc.	42	1,437

		$39,632

Chemicals — 1.3%

E.I. Du Pont de Nemours & Co.	700	$17,542
Monsanto Co.	160	12,672

		$30,214

Commercial Banks — 2.0%

Banco Itau Holding Financiera SA ADR	2	$17
Toronto-Dominion Bank	143	5,044
U.S. Bancorp	575	15,513
Wells Fargo & Co.	900	26,001

		$46,575

Commercial Services & Supplies — 1.1%

Waste Management, Inc.	863	$25,200

		$25,200

Communications Equipment — 3.0%

Cisco Systems, Inc.(2)	2,232	$36,917
QUALCOMM, Inc.	746	25,043
Research In Motion, Ltd.(2)	204	8,664

		$70,624

Computers & Peripherals — 5.3%

Apple, Inc.(2)	308	$28,542
Hewlett-Packard Co.	1,201	42,371
International Business Machines Corp.	633	51,653

		$122,566

Diversified Financial Services — 2.3%

Bank of America Corp.	507	$8,239
Citigroup, Inc.	1,018	8,439
JPMorgan Chase & Co.	1,145	36,251

		$52,929

Diversified Telecommunication Services — 3.4%

AT&T, Inc.	1,663	$47,495
Verizon Communications, Inc.	998	32,585

		$80,080

Electric Utilities — 2.0%

Edison International	700	$23,380
FirstEnergy Corp.	400	23,432

		$46,812

Electrical Equipment — 1.8%

Emerson Electric Co.	653	$23,436
Energy Conversion Devices, Inc.(2)	125	3,497
First Solar, Inc.(2)	37	4,619
Vestas Wind Systems A/S(2)	233	10,549

		$42,101

See notes to financial statements

Eaton Vance Enhanced Equity Option Income Fund as of November 30, 2008

PORTFOLIO OF INVESTMENTS CONT’D

Security	Shares	Value

Energy Equipment & Services — 3.3%

Diamond Offshore Drilling, Inc.	226	$16,679
Halliburton Co.	400	7,040
National-Oilwell Varco, Inc.(2)	400	11,316
Schlumberger, Ltd.	474	24,051
Transocean, Inc.(2)	266	17,790

		$76,876

Food & Staples Retailing — 3.6%

CVS Caremark Corp.	661	$19,123
Kroger Co. (The)	275	7,606
Wal-Mart Stores, Inc.	1,016	56,774

		$83,503

Food Products — 1.8%

Nestle SA	327	$11,837
Nestle SA ADR	822	29,797

		$41,634

Health Care Equipment & Supplies — 2.3%

Baxter International, Inc.	269	$14,230
Becton, Dickinson and Co.	127	8,068
Boston Scientific Corp.(2)	1,018	6,281
Medtronic, Inc.	598	18,251
Zimmer Holdings, Inc.(2)	153	5,710

		$52,540

Health Care Providers & Services — 1.0%

Aetna, Inc.	380	$8,292
Fresenius Medical Care AG & Co. KGaA ADR	193	8,482
UnitedHealth Group, Inc.	323	6,786

		$23,560

Hotels, Restaurants & Leisure — 2.0%

McDonald’s Corp.	794	$46,648

		$46,648

Household Durables — 2.1%

Centex Corp.	700	$6,412
D.R. Horton, Inc.	1,100	7,557
KB Home	500	5,815
Lennar Corp., Class A	900	6,399
NVR, Inc.(2)	13	5,645
Pulte Homes, Inc.	700	7,455
Ryland Group, Inc.	126	2,138
Toll Brothers, Inc.(2)	400	7,972

		$49,393

Household Products — 4.0%

Clorox Co.	123	$7,277
Colgate-Palmolive Co.	489	31,819
Kimberly-Clark Corp.	282	16,297
Procter & Gamble Co.	594	38,224

		$93,617

Industrial Conglomerates — 2.1%

3M Co.	200	$13,386
General Electric Co.	2,040	35,027

		$48,413

Insurance — 3.5%

ACE, Ltd.	300	$15,675
Aflac, Inc.	400	18,520
Chubb Corp.	362	18,592
Travelers Companies, Inc. (The)	639	27,892

		$80,679

Internet Software & Services — 1.1%

Google, Inc., Class A(2)	88	$25,780

		$25,780

IT Services — 1.8%

Accenture, Ltd., Class A	500	$15,490
MasterCard, Inc., Class A	106	15,402
Visa, Inc., Class A	205	10,775

		$41,667

Life Sciences Tools & Services — 0.4%

Thermo Fisher Scientific, Inc.(2)	281	$10,026

		$10,026

Machinery — 1.7%

Danaher Corp.	345	$19,196
Illinois Tool Works, Inc.	617	21,052

		$40,248

See notes to financial statements

Eaton Vance Enhanced Equity Option Income Fund as of November 30, 2008

PORTFOLIO OF INVESTMENTS CONT’D

Security	Shares	Value

Media — 3.7%

Comcast Corp., Class A	2,840	$49,246
Omnicom Group, Inc.	540	15,277
Time Warner, Inc.	2,457	22,236

		$86,759

Metals & Mining — 2.2%

BHP Billiton, Ltd. ADR	141	$5,643
Freeport-McMoRan Copper & Gold, Inc., Class B	183	4,390
Goldcorp, Inc.	1,498	40,401

		$50,434

Multi-Utilities — 0.8%

Public Service Enterprise Group, Inc.	628	$19,405

		$19,405

Oil, Gas & Consumable Fuels — 9.7%

Anadarko Petroleum Corp.	753	$30,911
Apache Corp.	100	7,730
Chevron Corp.	205	16,197
ConocoPhillips	252	13,235
Exxon Mobil Corp.	976	78,226
Hess Corp.	384	20,751
Occidental Petroleum Corp.	457	24,742
Peabody Energy Corp.	300	7,029
XTO Energy, Inc.	722	27,609

		$226,430

Pharmaceuticals — 7.5%

Abbott Laboratories	739	$38,716
Johnson & Johnson	744	43,584
Merck & Co., Inc.	918	24,529
Novartis AG ADR	315	14,780
Novo-Nordisk A/S, Class B	177	9,076
Roche Holding AG	12	1,680
Roche Holding AG ADR	180	12,546
Schering-Plough Corp.	763	12,826
Teva Pharmaceutical Industries, Ltd. ADR	380	16,397

		$174,134

Semiconductors & Semiconductor Equipment — 1.1%

ASML Holding NV	1,668	$25,570

		$25,570

Software — 3.5%

Microsoft Corp.	3,000	$60,660
Oracle Corp.(2)	1,250	20,113

		$80,773

Specialty Retail — 1.4%

Best Buy Co., Inc.	340	$7,041
Home Depot, Inc.	579	13,381
Staples, Inc.	657	11,406

		$31,828

Tobacco — 2.3%

Philip Morris International, Inc.	1,263	$53,248

		$53,248

Wireless Telecommunication Services — 0.3%

Rogers Communications, Inc., Class B	297	$8,043

		$8,043

Total Common Stocks
(identified cost $2,991,104)		$2,263,192

Investment Funds — 0.4%

Capital Markets — 0.4%

SPDR S&P Homebuilders ETF	750	$8,873

		$8,873

Total Investment Funds
(identified cost $10,425)		$8,873

Total Investments — 97.6%
(identified cost $3,001,529)		$2,272,065

Covered Call Options Written — (0.9)%
	Number	Strike	Expiration
Security	of Contracts	Price	Date	Value

3M Co.	2	$75.00	1/17/09	$(230)
Abbott Laboratories	4	62.50	12/20/08	(16)
ACE, Ltd.	3	50.00	12/20/08	(1,140)
Aflac, Inc.	4	45.00	12/20/08	(1,540)
Amgen, Inc.	3	62.50	12/20/08	(102)
Anadarko Petroleum Corp.	3	40.00	12/20/08	(1,080)
Anadarko Petroleum Corp.	3	45.00	12/20/08	(372)
Apache Corp.	1	95.00	12/20/08	(40)

See notes to financial statements

Eaton Vance Enhanced Equity Option Income Fund as of November 30, 2008

PORTFOLIO OF INVESTMENTS CONT’D

	Number	Strike	Expiration
Security	of Contracts	Price	Date	Value

Apple, Inc.	3	$130.00	12/20/08	$(27)
ASML Holding NV	8	20.00	12/20/08	(48)
AT&T, Inc.	10	30.00	12/20/08	(650)
Bank of New York Mellon Corp. (The)	1	42.50	12/20/08	(10)
Bank of New York Mellon Corp. (The)	4	40.00	1/17/09	(310)
Baxter International, Inc.	2	60.00	12/20/08	(40)
Best Buy Co., Inc.	3	25.00	12/20/08	(165)
BHP Billiton, Ltd. ADR	1	40.00	12/20/08	(334)
Biogen Idec, Inc.	2	50.00	12/20/08	(90)
Centex Corp.	2	17.50	12/20/08	(10)
Chevron Corp.	2	85.00	12/20/08	(290)
Chubb Corp.	3	50.00	12/20/08	(1,050)
Cisco Systems, Inc.	11	18.00	12/20/08	(418)
Cisco Systems, Inc.	11	19.00	12/20/08	(198)
Clorox Co.	1	65.00	1/17/09	(90)
Colgate-Palmolive Co.	2	70.00	12/20/08	(110)
Comcast Corp., Class A	14	20.00	1/17/09	(1,575)
ConocoPhillips	2	55.00	12/20/08	(430)
CVS Caremark Corp.	3	35.00	12/20/08	(30)
Danaher Corp.	3	70.00	12/20/08	(30)
Diamond Offshore Drilling, Inc.	2	90.00	12/20/08	(180)
E.I. Du Pont de Nemours & Co.	7	27.50	12/20/08	(350)
Edison International	7	35.00	12/20/08	(700)
Emerson Electric Co.	3	45.00	12/20/08	(30)
Energy Conversion Devices, Inc.	1	50.00	1/17/09	(47)
Exxon Mobil Corp.	5	80.00	12/20/08	(1,925)
FirstEnergy Corp.	4	65.00	1/17/09	(740)
Freeport-McMoRan Copper & Gold, Inc., Class B	1	35.00	1/17/09	(75)
General Dynamics Corp.	3	70.00	12/20/08	(15)
General Electric Co.	10	23.00	12/20/08	(40)
Goldcorp, Inc.	5	30.00	12/20/08	(575)
Goldcorp, Inc.	9	37.50	1/17/09	(675)
Hess Corp.	3	75.00	1/17/09	(338)
Hewlett-Packard Co.	6	45.00	12/20/08	(18)
Home Depot, Inc.	5	27.50	1/17/09	(240)
International Business Machines Corp.	4	100.00	1/17/09	(340)
Johnson & Johnson	3	70.00	12/20/08	(30)
JPMorgan Chase & Co.	5	40.00	1/17/09	(380)
Kimberly-Clark Corp.	2	65.00	1/17/09	(120)
Kroger Co. (The)	2	32.50	1/17/09	(80)
Lockheed Martin Corp.	2	90.00	1/17/09	(280)
McDonald’s Corp.	4	65.00	1/17/09	(456)
Peabody Energy Corp.	3	30.00	12/20/08	(135)
PepsiCo, Inc.	6	60.00	12/20/08	(480)
Philip Morris International, Inc.	6	50.00	1/17/09	(492)
Procter & Gamble Co.	4	67.50	12/20/08	(380)
Public Service Enterprise Group, Inc.	3	35.00	12/20/08	(75)
Schering-Plough Corp.	4	20.00	1/17/09	(260)
Teva Pharmaceutical Industries, Ltd. ADR	3	45.00	12/20/08	(195)
Travelers Companies, Inc. (The)	6	45.00	12/20/08	(990)
United Technologies Corp.	3	60.00	12/20/08	(23)
United Technologies Corp.	3	65.00	12/20/08	(15)
Verizon Communications, Inc.	4	35.00	12/20/08	(244)
Wal-Mart Stores, Inc.	3	60.00	12/20/08	(207)
Waste Management, Inc.	4	35.00	12/20/08	(48)

Total Covered Call Options Written
(premiums received $18,443)				$(21,603)

Other Assets, Less Liabilities — 3.3%				$77,197

Net Assets — 100.0%				$2,327,659

ADR - American Depository Receipt

(1)	A portion of each common stock holding has been segregated as collateral for options written.

(2)	Non-income producing security.

See notes to financial statements

Eaton Vance Enhanced Equity Option Income Fund as of November 30, 2008

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of November 30, 2008

Assets

Investments, at value (identified cost, $3,001,529)	$2,272,065
Cash	123,774
Receivable for Fund shares sold	392
Receivable from the investment adviser, sub-adviser and administrator	989
Dividends and interest receivable	4,769
Tax reclaims receivable	118

Total assets	$2,402,107

Liabilities

Written options outstanding, at value (premiums received, $18,443)	$21,603
Payable to affiliate for investment adviser fee	1,705
Payable to affiliate for administration fee	284
Payable to affiliate for Trustees’ fees	94
Payable to affiliate for distribution and service fees	58
Accrued expenses	50,704

Total liabilities	$74,448

Net Assets	$2,327,659

Sources of Net Assets

Paid-in capital	$3,205,939
Accumulated net realized loss (computed on the basis of identified cost)	(145,634)
Net unrealized depreciation (computed on the basis of identified cost)	(732,646)

Total	$2,327,659

Class A Shares

Net Assets	$336,628
Shares Outstanding	49,880
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$6.75
Maximum Offering Price Per Share
(100 ÷ 94.25 of $6.75)	$7.16

Class C Shares

Net Assets	$11,602
Shares Outstanding	1,720
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$6.75

Class I Shares

Net Assets	$1,979,429
Shares Outstanding	293,164
Net Asset Value, Offering Price and Redemption price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$6.75

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Period Ended
November 30, 2008(1)

Investment Income

Dividends (net of foreign taxes, $403)	$34,230
Interest	1,548

Total investment income	$35,778

Expenses

Investment adviser fee	$15,746
Administration fee	2,619
Trustees’ fees and expenses	376
Distribution and service fees
Class A	159
Class C	74
Registration fees	55,261
Legal and accounting services	48,986
Custodian fee	43,409
Printing and postage	4,197
Transfer and dividend disbursing agent fees	878
Miscellaneous	6,283

Total expenses	$177,988

Deduct —
Allocation of expenses to the investment adviser, sub-adviser and administrator	$155,923

Total expense reductions	$155,923

Net expenses	$22,065

Net investment income	$13,713

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions (identified cost basis)	$(151,020)
Written options	5,386
Foreign currency transactions	81

Net realized loss	$(145,553)

Change in unrealized appreciation (depreciation) —
Investments (identified cost basis)	$(729,464)
Written options	(3,160)
Foreign currency	(22)

Net change in unrealized appreciation (depreciation)	$(732,646)

Net realized and unrealized loss	$(878,199)

Net decrease in net assets from operations	$(864,486)

(1)	For the period from the start of business, February 29, 2008, to November 30, 2008.

See notes to financial statements

Eaton Vance Enhanced Equity Option Income Fund as of November 30, 2008

FINANCIAL STATEMENTS CONT’D

Statement of Change in Net Assets

Increase (Decrease)	Period Ended
in Net Assets	November 30, 2008(1)

From operations —
Net investment income	$13,713
Net realized loss from investment transactions, written options and foreign currency transactions	(145,553)
Net change in unrealized appreciation (depreciation) from investments, written options and foreign currency	(732,646)

Net decrease in net assets from operations	$(864,486)

Distributions to shareholders —
From net investment income
Class A	$(875)
Class C	(54)
Class I	(12,865)
Tax return of capital
Class A	(7,243)
Class C	(446)
Class I	(106,504)

Total distributions to shareholders	$(127,987)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$394,229
Class C	15,000
Class I	2,894,275
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	7,423
Class C	229
Class I	57,808
Cost of shares redeemed
Class A	(15,171)
Class I	(33,661)

Net increase in net assets from Fund share transactions	$3,320,132

Net increase in net assets	$2,327,659

Net Assets

At beginning of period	$—

At end of period	$2,327,659

(1)	For the period from the start of business, February 29, 2008, to November 30, 2008.

See notes to financial statements

Eaton Vance Enhanced Equity Option Income Fund as of November 30, 2008

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class A
	Period Ended
	November 30, 2008(1)

Net asset value — Beginning of period	$10.000

Income (loss) from operations

Net investment income(2)	$0.033
Net realized and unrealized loss	(2.833)

Total loss from operations	$(2.800)

Less distributions

From net investment income	$(0.048)
Tax return of capital	(0.402)

Total distributions	$(0.450)

Net asset value — End of period	$6.750

Total Return(3)	(28.75	)%(6)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$337
Ratios (As a percentage of average daily net assets):
Expenses	1.50	%(4)(5)
Net investment income	0.58	%(4)
Portfolio Turnover	34	%(6)

(1)	For the period from the start of business, February 29, 2008, to November 30, 2008.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Annualized.

(5)	The investment adviser, sub-adviser and administrator subsidized certain operating expenses (equal to 8.90% of average daily net assets for the period from the start of business, February 29, 2008, to November 30, 2008).

(6)	Not annualized.

See notes to financial statements

Eaton Vance Enhanced Equity Option Income Fund as of November 30, 2008

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class C
	Period Ended
	November 30, 2008(1)

Net asset value — Beginning of period	$10.000

Income (loss) from operations

Net investment loss(2)	$(0.013)
Net realized and unrealized loss	(2.836)

Total loss from operations	$(2.849)

Less distributions

From net investment income	$(0.043)
Tax return of capital	(0.358)

Total distributions	$(0.401)

Net asset value — End of period	$6.750

Total Return(3)	(29.15	)%(6)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$12
Ratios (As a percentage of average daily net assets):
Expenses	2.25	%(4)(5)
Net investment loss	(0.19	)%(4)
Portfolio Turnover	34	%(6)

(1)	For the period from the start of business, February 29, 2008, to November 30, 2008.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Annualized.

(5)	The investment adviser, sub-adviser and administrator subsidized certain operating expenses (equal to 8.90% of average daily net assets for the period from the start of business, February 29, 2008, to November 30, 2008).

(6)	Not annualized.

See notes to financial statements

Eaton Vance Enhanced Equity Option Income Fund as of November 30, 2008

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class I
	Period Ended
	November 30, 2008(1)

Net asset value — Beginning of period	$10.000

Income (loss) from operations

Net investment income(2)	$0.054
Net realized and unrealized loss	(2.842)

Total loss from operations	$(2.788)

Less distributions

From net investment income	$(0.050)
Tax return of capital	(0.412)

Total distributions	$(0.462)

Net asset value — End of period	$6.750

Total Return(3)	(28.66	)%(6)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,979
Ratios (As a percentage of average daily net assets):
Expenses	1.25	%(4)(5)
Net investment income	0.79	%(4)
Portfolio Turnover	34	%(6)

(1)	For the period from the start of business, February 29, 2008, to November 30, 2008.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Annualized.

(5)	The investment adviser, sub-adviser and administrator subsidized certain operating expenses (equal to 8.90% of average daily net assets for the period from the start of business, February 29, 2008, to November 30, 2008).

(6)	Not annualized.

See notes to financial statements

Eaton Vance Enhanced Equity Option Income Fund as of November 30, 2008

NOTES TO FINANCIAL STATEMENTS

1   Significant Accounting Policies

Eaton Vance Enhanced Equity Option Income Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund pursues its investment objective by investing primarily in a portfolio of common stocks and options. Under normal market conditions, the Fund seeks to generate current income in part by employing an options strategy of writing covered call options on a portion of its common stock portfolio and put options on individual stocks. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on any exchange on which the options are traded or, in the absence of sales on such date, at the mean between the closing bid and asked prices therefore. Over-the-counter options are valued based on broker quotations. Short-term debt securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The independent service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At November 30, 2008, the Fund, for federal income tax purposes, had a capital loss carryforward of $79,589 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus

Eaton Vance Enhanced Equity Option Income Fund as of November 30, 2008

NOTES TO FINANCIAL STATEMENTS CONT’D

will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on November 30, 2016.

Additionally, at November 30, 2008, the Fund had net capital losses of $62,714 attributable to security transactions incurred after October 31, 2008. These net capital losses are treated as arising on the first day of the Fund’s taxable year ending November 30, 2009.

As of November 30, 2008, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund’s initial period of operations from February 29, 2008 to November 30, 2008 remains subject to examination by the Internal Revenue Service.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Fund. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J  Written Options — Upon the writing of a call or a put option, the premium received by the Fund is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Fund’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Fund may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

K  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Fund is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to- market to reflect the current market value of the option purchased, in accordance with the Fund’s policies on investment valuations discussed above. If an option which the Fund had purchased expires on the stipulated expiration date, the Fund will realize a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally

Eaton Vance Enhanced Equity Option Income Fund as of November 30, 2008

NOTES TO FINANCIAL STATEMENTS CONT’D

paid. The risk associated with purchasing options is limited to the premium originally paid.

2   Distributions to Shareholders

The Fund intends to make quarterly distributions from its cash available for distribution, which consists of the Fund’s dividends and interest income after payment of Fund expenses, net option premiums and net realized and unrealized gains on stock investments. At least annually, the Fund intends to distribute all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. Distributions in any year may contain a return of capital component.

The tax character of distributions declared for the period from the start of business, February 29, 2008, to November 30, 2008 was as follows:

Period Ended
November 30, 2008

Distributions declared from:
Ordinary income	$13,794
Tax return of capital	$114,193

During the period from the start of business, February 29, 2008, to November 30, 2008, accumulated net realized loss was increased by $81 and accumulated distributions in excess of net investment income was decreased by $81, due to differences between book and tax accounting, for foreign currency gain (loss). These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of November 30, 2008, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

Capital loss carryforward and post October losses	$(142,303)
Net unrealized depreciation	$(735,977)

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are due to wash sales.

3   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.90% of the Fund’s average daily net assets up to $1 billion and at reduced rates as daily net assets exceed that level, and is payable monthly. For the period from the start of business, February 29, 2008, to November 30, 2008, the adviser fee amounted to $15,746 or 0.90% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund’s options strategy to Parametric Risk Advisors LLC (PRA). EVM pays PRA a portion of its advisory fee for sub-advisory services provided to the Fund. For the period from the start of business, February 29, 2008, to November 30, 2008, EVM and PRA have agreed to reimburse the Fund’s operating expenses to the extent that they exceed 1.50%, 2.25% and 1.25% annually of the average daily net assets of Class A, Class C and Class I, respectively, through March 31, 2009. Thereafter, this agreement may be changed or terminated at any time. Pursuant to this agreement, EVM and PRA were allocated $155,923 in total of the Fund’s operating expenses for the period from the start of business, February 29, 2008, to November 30, 2008. The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the period from the start of business, February 29, 2008, to November 30, 2008, the administration fee amounted to $2,619.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the period from the start of business, February 29, 2008, to November 30, 2008, EVM earned $18 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $641 as its portion of the sales charge on sales of Class A shares for the period from the start of business, February 29, 2008, to November 30, 2008. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund who are not members of EVM’s organization, officers and Trustees receive remuneration for their services to the Fund out of the

Eaton Vance Enhanced Equity Option Income Fund as of November 30, 2008

NOTES TO FINANCIAL STATEMENTS CONT’D

investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period from the start of business, February 29, 2008, to November 30, 2008, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4   Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the period from the start of business, February 29, 2008, to November 30, 2008 amounted to $159 for Class A shares. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class C Plan requires the Fund to pay EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of Class C, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by Class C. For the period from the start of business, February 29, 2008, to November 30, 2008, the Fund paid or accrued to EVD $55 for Class C shares, representing 0.75% (annualized) of the average daily net assets of Class C shares. At November 30, 2008, the amount of Uncovered Distribution Charges of EVD calculated under the Class C Plan was approximately $900. The Class C Plan also authorizes the Fund to make payments of service fees to EVD, investment dealers, and other persons in amounts not exceeding 0.25% per annum of its average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the period from the start of business, February 29, 2008, to November 30, 2008 amounted to $19 for Class C shares.

5   Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class C Plan. CDSCs received on Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the period from the start of business, February 29, 2008, to November 30, 2008, the Fund was informed that EVD received no CDSCs paid by Class A and Class C shareholders.

6   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $3,893,390 and $741,745, respectively, for the period from the start of business, February 29, 2008, to November 30, 2008.

7   Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Period Ended
Class A	November 30, 2008(1)

Sales	50,515
Issued to shareholders electing to receive payments of distributions in Fund shares	1,167
Redemptions	(1,802)

Net increase	49,880

Period Ended
Class C	November 30, 2008(1)

Sales	1,692
Issued to shareholders electing to receive payments of distributions in Fund shares	28

Net increase	1,720

Eaton Vance Enhanced Equity Option Income Fund as of November 30, 2008

NOTES TO FINANCIAL STATEMENTS CONT’D

Period Ended
Class I	November 30, 2008(1)

Sales	291,180
Issued to shareholders electing to receive payments of distributions in Fund shares	6,560
Redemptions	(4,576)

Net increase	293,164

(1)	For the period from the start of business, February 29, 2008, to November 30, 2008.

At November 30, 2008, EVM owned 58.9% of the value of outstanding shares of the Fund.

8   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$3,004,860

Gross unrealized appreciation	$6,336
Gross unrealized depreciation	(739,131)

Net unrealized depreciation	$(732,795)

9   Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of written call options at November 30, 2008 is included in the Portfolio of Investments.

Written call and put options activity for the period from the start of business, February 29, 2008, to November 30, 2008 was as follows:

	Number of	Premiums
	Contracts	Received

Outstanding, beginning of period	0	$0
Options written	1,789	118,017
Options terminated in closing purchase transactions	(1,089)	(68,799)
Options expired	(444)	(30,775)

Outstanding, end of period	256	$18,443

At November 30, 2008, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

10   Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Fund did not have any significant borrowings or allocated fees during the period from the start of business, February 29, 2008, to November 30, 2008.

11   Fair Value Measurements

The Fund adopted Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective February 29, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2008, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*

Level 1	Quoted Prices	$2,233,248	$(21,603)
Level 2	Other Significant Observable Inputs	38,817	—
Level 3	Significant Unobservable Inputs	—	—

Total		$2,272,065	$(21,603)

*	Other financial instruments include written call options.

Eaton Vance Enhanced Equity Option Income Fund as of November 30, 2008

NOTES TO FINANCIAL STATEMENTS CONT’D

12   Recently Issued Accounting Pronouncement

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (FAS 161), “Disclosures about Derivative Instruments and Hedging Activities”. FAS 161 requires enhanced disclosures about an entity’s derivative and hedging activities, including qualitative disclosures about the objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk related contingent features in derivative instruments. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statement disclosures.

Eaton Vance Enhanced Equity Option Income Fund as of November 30, 2008

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of Eaton Vance Special Investment Trust and Shareholders of Eaton Vance Enhanced Equity Option Income Fund:
We have audited the accompanying statement of assets and liabilities of Eaton Vance Enhanced Equity Option Income Fund (the “Fund”), (one of the series of Eaton Vance Special Investment Trust), including the portfolio of investments, as of November 30, 2008, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from the start of business, February 29, 2008, to November 30, 2008. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Enhanced Equity Option Income Fund as of November 30, 2008, the results of its operations, the change in its net assets, and the financial highlights for the period from the start of business, February 29, 2008, to November 30, 2008, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
January 15, 2009

Eaton Vance Enhanced Equity Option Income Fund as of November 30, 2008

FEDERAL TAX INFORMATION (Unaudited)

The Form 1099-DIV you receive in January 2009 will show the tax status of all distributions paid to your account in calendar 2008. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code regulations, shareholders must be notified within 60 days of the Fund’s fiscal year end regarding the status of qualified dividend income for individuals and the dividends received deduction for corporations.

Qualified Dividend Income. The Fund designates $33,575, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2008 ordinary income dividends, 100% qualifies for the corporate dividends received deduction.

Eaton Vance Enhanced Equity Option Income Fund

SPECIAL MEETING OF SHAREHOLDERS (Unaudited)

Eaton Vance Enhanced Equity Option Income Fund

The Fund held a Special Meeting of Shareholders on November 14, 2008 to elect Trustees. The results of the vote were as follows:

	Number of Shares
Nominee for Trustee	For	Withheld

Benjamin C. Esty	96,975	0
Thomas E. Faust Jr.	96,975	0
Allen R. Freedman	96,975	0
William H. Park	96,975	0
Ronald A. Pearlman	96,975	0
Helen Frame Peters	96,975	0
Heidi L. Steiger	96,975	0
Lynn A. Stout	96,975	0
Ralph F. Verni	96,975	0

Eaton Vance Enhanced Equity Option Income Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that in order for a fund to enter into an investment advisory agreement with an investment adviser, the fund’s Board of Trustees, including a majority of the Trustees who are not “interested persons” of the fund (“Independent Trustees”), must approve the agreement and its terms at an in-person meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on February 11, 2008, the Board, including a majority of the Independent Trustees, voted to approve the investment advisory agreement of the Eaton Vance Enhanced Equity Option Income Fund (the “Fund”) with Eaton Vance Management (the “Adviser”) and the sub-advisory agreement with Parametric Risk Advisors LLC (the “Sub-adviser”). The Board reviewed information furnished for the February 2008 meeting as well as information previously furnished with respect to the approval of other investment advisory agreements for other Eaton Vance Funds. Such information included, among other things, the following:

Information about Fees and Expenses

•	The advisory and related lees to be paid by the Fund and the anticipated expense ratio of the Fund;
•	Comparative information concerning lees charged by the Adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those to be used in managing the Fund, and concerning fees charged by other advisers for managing funds similar to the Fund;

Information about Portfolio Management

•	Descriptions of the investment management services to be provided to the Fund, including the investment strategies and processes to be employed;
•	Information concerning the allocation of brokerage and the benefits expected to be received by the Adviser as a result of brokerage allocation for the Fund, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the Fund’s brokerage, and the implementation of the soft dollar reimbursement program established with respect to the Eaton Vance Funds;
•	The procedures and processes to be used to determine the fair value of Fund assets and actions to be taken to monitor and test the effectiveness of such procedures and processes;

Information about the Adviser and Sub-Adviser

•	Reports detailing the financial results and condition of the Adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the Fund, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of the Adviser and its affiliates, including the Sub-Adviser, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of the Adviser’s and Sub-Adviser’s proxy voting policies and procedures;
•	Information concerning the resources devoted to compliance efforts undertaken by the Adviser on behalf of the Eaton Vance Funds (including descriptions of various compliance programs) and its record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity plans of the Adviser and its affiliates, including the Sub-adviser;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services to be provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the Adviser (which is also the administrator); and
•	The terms of the advisory and sub-advisory agreements of the Fund.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board concluded that the terms of the investment advisory agreements between the Fund and the Adviser and

Eaton Vance Enhanced Equity Option Income Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

Sub-adviser, including their fee structures, are in the interests of shareholders and, therefore, the Board, including a majority of the Independent Trustees, voted to approve the terms of the advisory and sub-advisory agreements for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and sub-advisory agreements of the Fund, the Board evaluated the nature, extent and quality of services to be provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments to be held by the Fund, including the education, experience and number of its investment professionals and other personnel who will provide portfolio management, investment research, and similar services to the Fund. In particular, the Board evaluated the abilities and experience of such investment personnel in analyzing factors such as tax efficiency and special considerations relevant to investing in stocks and put options on indices and selling covered call options and put options on securities. With respect to the Sub-adviser, the Board considered the experience of the Sub-adviser’s business origins and affiliations and its options strategy and experience in implementing this strategy for other clients. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the respective investment advisory agreements.

Fund Performance

Because the Fund has not yet commenced operations, it has no performance record.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, to be payable by the Fund (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and estimated expense ratio for a one-year period.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services to be provided by the Adviser, the Board concluded with respect to the Fund that the management fees proposed to be charged to the Fund for advisory and related services and the total expense ratio of the Fund are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board also concluded that the structure of the advisory fees, which include breakpoints at various asset levels, can be expected to cause the Adviser and its affiliates, including the Sub-adviser, and the Fund to share such benefits equitably.

Eaton Vance Enhanced Equity Option Income Fund

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of Eaton Vance Special Investment Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research, “EVD” refers to Eaton Vance Distributors, Inc., and “Fox” refers to Fox Asset Management LLC. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below.

		Term of		Number of Portfolios
		Office and		in Fund Complex
Name and	Position(s) with	Length of	Principal Occupation(s)	Overseen By
Date of Birth	the Trust	Service	During Past Five Years	Trustee (1)	Other Directorships Held

Interested Trustee

Thomas E. Faust Jr. 5/31/58	Trustee and President	Trustee since 2007 and President since 2002	Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or Officer of 173 registered investment companies and 4 private investment companies managed by EVM and BMR. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.	173	Director of EVC

Noninterested Trustees

Benjamin C. Esty 1/2/63	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration, Harvard University Graduate School of Business Administration.	173	None

Allen R. Freedman 4/3/40	Trustee	Since 2007	Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Formerly, Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007).	173	Director of Assurant, Inc. (insurance provider) and Stonemor Partners L.P. (owner and operator of cemeteries)

William H. Park 9/19/47	Trustee	Since 2003	Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (since 2006). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005).	173	None

Ronald A. Pearlman 7/10/40	Trustee	Since 2003	Professor of Law, Georgetown University Law Center.	173	None

Helen Frame Peters 3/22/48	Trustee	Since 2008	Professor of Finance, Carroll School of Management, Boston College. Adjunct Professor of Finance, Peking University, Beijing, China (since 2005).	173	Director of Federal Home Loan Bank of Boston (a bank for banks) and BJ’s Wholesale Clubs (wholesale club retailer); Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds)

Heidi L. Steiger 7/8/53	Trustee	Since 2007	Managing Partner, Topridge Associates LLC (global wealth management firm) (since 2008); Senior Advisor (since 2008), President (2005-2008), Lowenhaupt Global Advisors, LLC (global wealth management firm). Formerly, President and Contributing Editor, Worth Magazine (2004-2005). Formerly, Executive Vice President and Global Head of Private Asset Management (and various other positions), Neuberger Berman (investment firm) (1986-2004).	173	Director of Nuclear Electric Insurance Ltd. (nuclear insurance provider) and Aviva USA (insurance provider)

Eaton Vance Enhanced Equity Option Income Fund

MANAGEMENT AND ORGANIZATION CONT’D

		Term of		Number of Portfolios
		Office and		in Fund Complex
Name and	Position(s) with	Length of	Principal Occupation(s)	Overseen By
Date of Birth	the Trust	Service	During Past Five Years	Trustee (1)	Other Directorships Held

Noninterested Trustees (continued)

Lynn A. Stout 9/14/57	Trustee	Since 1998	Paul Hastings Professor of Corporate and Securities Law (since 2006) and Professor of Law (2001-2006), University of California at Los Angeles School of Law.	173	None

Ralph F. Verni 1/26/43	Chairman of the Board and Trustee	Chairman of the Board since 2007 and Trustee since 2005	Consultant and private investor.	173	None

Principal Officers who are not Trustees

Term of
Office and
Name and	Position(s) with	Length of	Principal Occupation(s)
Date of Birth	the Trust	Service	During Past Five Years

Michael A. Allison 10/26/64	Vice President	Since 2007	Vice President of EVM and BMR. Officer of 23 registered investment companies managed by EVM or BMR.

J. Scott Craig 3/15/63	Vice President	Since 2006	Vice President of EVM and BMR since January, 2005. Previously, Director-Real Estate Equities and REIT Portfolio Manager at The Northwestern Mutual Life Insurance Company (1992-2004). Officer of 16 registered investment companies managed by EVM or BMR.

Gregory R. Greene 11/13/66	Vice President	Since 2006	Managing Director of Fox and member of the Investment Committee. Officer of 17 registered investment companies managed by EVM or BMR.

Duke E. Laflamme 7/8/69	Vice President	Since 2001	Vice President of EVM and BMR. Officer of 18 registered investment companies managed by EVM or BMR.

Thomas H. Luster 4/8/62	Vice President	Since 2002	Vice President of EVM and BMR. Officer of 50 registered investment companies managed by EVM or BMR.

Michael R. Mach 7/15/47	Vice President	Since 2006	Vice President of EVM and BMR. Officer of 24 registered investment companies managed by EVM or BMR.

Robert J. Milmore 4/3/69	Vice President	Since 2006	Vice President of Fox and member of the Investment Committee. Previously, Manager of International Treasury of Cendent Corporation (2001-2005). Officer of 17 registered investment companies managed by EVM or BMR.

J. Bradley Ohlmuller 6/14/68	Vice President	Since 2008	Principal of Fox and member of the Investment Committee. Previously, Vice President and research analyst of Goldman Sachs & Co. (2001-2004). Officer of 17 registered investment companies managed by EVM or BMR.

Duncan W. Richardson 10/26/57	Vice President	Since 2006	Executive Vice President and Chief Equity Investment Officer of EVC, EVM and BMR. Officer of 81 registered investment companies managed by EVM or BMR.

Walter A. Row, III 7/20/57	Vice President	Since 2007	Director of Equity Research and a Vice President of EVM and BMR. Officer of 24 registered investment companies managed by EVM or BMR.

Judith A. Saryan 8/21/54	Vice President	Since 2006	Vice President of EVM and BMR. Officer of 54 registered investment companies managed by EVM or BMR.

Michael W. Weilheimer 2/11/61	Vice President	Since 2006	Vice President of EVM and BMR. Officer of 25 registered investment companies managed by EVM or BMR.

Barbara E. Campbell 6/19/57	Treasurer	Since 2005	Vice President of EVM and BMR. Officer of 173 registered investment companies managed by EVM or BMR.

Eaton Vance Enhanced Equity Option Income Fund

MANAGEMENT AND ORGANIZATION CONT’D

Term of
Office and
Name and	Position(s) with	Length of	Principal Occupation(s)
Date of Birth	the Trust	Service	During Past Five Years

Maureen A. Gemma 5/24/60	Secretary and Chief Legal Officer	Secretary since 2007 and Chief Legal Officer since 2008	Vice President of EVM and BMR. Officer of 173 registered investment companies managed by EVM or BMR.

Paul M. O’Neil 7/11/53	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR. Officer of 173 registered investment companies managed by EVM or BMR.

(1)	Includes both master and feeder funds in a master-feeder structure.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge by calling 1-800-262-1122.

This Page Intentionally Left Blank

Investment Adviser and Administrator of
Eaton Vance Enhanced Equity Option Income Fund
Eaton Vance Management
The Eaton Vance Building
255 State Street
Boston, MA 02109

Sub-Adviser of Eaton Vance Enhanced Equity Option Income Fund
Parametric Risk Advisors LLC
274 Riverside Avenue
Westport, CT 06880

Principal Underwriter
Eaton Vance Distributors, Inc.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022

Eaton Vance Enhanced Equity Option Income Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109
This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

3242-1/09	EEOSRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Vice Chairman of Commercial

Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).
Item 4. Principal Accountant Fees and Services
(a)-(d)
Eaton Vance Enhanced Equity Option Income Fund and Eaton Vance Risk-Managed Equity Option Income Fund (the “Fund(s)”) are the series of Eaton Vance Special Investment Trust (the “Trust”), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company.
The following tables represent the aggregate fees billed to each Fund for the Fund’s respective fiscal years ended November 30, 2007 and November 30, 2008 by the Fund’s principal accountant for professional services rendered for the audit of the Fund’s annual financial statements and fees billed for other services rendered by the principal accountant during those periods.
Eaton Vance Enhanced Equity Option Income Fund

Period Ended	11/30/08*

Audit Fees	$16,035

Audit-Related Fees(1)

Tax Fees(2)	$4,800

All Other Fees(3)

Total	$20,835

*	Fund commenced investment operations on 2/29/08.
Eaton Vance Risk-Managed Equity Option Income Fund

Period Ended	11/30/08*

Audit Fees	$16,035

Audit-Related Fees(1)

Tax Fees(2)	$4,800

All Other Fees(3)

Total	$20,835

*	Fund commenced investment operations on 2/29/08.

1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.
The various Series comprising the Trust have differing fiscal year ends (November 30 or December 31). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the series in the Trust by each series’ respective principal accountant of each series for the last two fiscal years of each series. For certain series, Pricewaterhouse Coopers was the principal accountant for the fiscal years ended 2006. During the fiscal years ended 2007, Pricewaterhouse Coopers was replaced by D&T.

	12/31/06		11/30/07		12/31/07		11/30/08
Fiscal Years Ended	PWC	D&T	PWC	D&T	PWC	D&T	PWC	D&T

Audit Fees	$130,500	$122,680	$0	$0	$0	$277,590	$0	$32,070

Audit-Related Fees(1)	0	0	0	0	0	0	0	0

Tax Fees(2)	$66,675	$42,225	0	$0	$0	$121,090	0	$9,600

All Other Fees(3)	0	0	0	0	0	0	0	0

Total	$197,175	$164,905	$0	$0	$0	$398.680	$0	$41,670

1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonable related to the performance of the audit of financial statements and are not reported under the category of audit fees.

2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.
During the Funds’ fiscal years ended November 30, 2007 and November 30, 2008, the fund was billed $35,000 and $40,000 by PWC and D&T, respectively, the principal accountant for the Funds, for work done in connection with its Rule 17Ad-13 examination of Eaton Vance Management’s assertion that it has maintained an effective internal control structure over sub-transfer agent and registrar functions, such services being pre-approved in accordance with Rule 2-01(c)(7)(ii) of Regulation S-X.
(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the Audit Committee.
The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.
(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.
(f) Not applicable.
(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to all of the Funds by each Fund’s respective principal accountant for the last two fiscal years of each Funds; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by each Fund’s respective principal accountant for the last two fiscal years of each Fund. For the fiscal years ended 2007, for certain Funds, Pricewaterhouse Coopers was replaced by D&T.

	12/31/06		11/30/07		12/31/07		11/30/08
Fiscal Years Ended	PWC	D&T	PWC	D&T	PWC	D&T	PWC	D&T

Registrant(1)	$66,675	$42,225	$0	$0	$0	$121,090	$0	$9,600

Eaton Vance(2)	$100,698	$69,600	$0	$0	$0	$281,446	$0	$345,473

(1)	Includes all of the Series in the Trust.

(2)	The investment adviser to the Funds, as well as any of its affiliates that provide ongoing services to the Funds, are subsidiaries of Eaton Vance Corp.
(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not required in this filing.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not required in this filing.
Item 10. Submission of Matters to a Vote of Security Holders.
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Special Investment Trust

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr. President
Date: January 15, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	January 15, 2009

By:	/s/ Thomas E. Faust Jr.

Thomas E. Faust Jr.
President

Date:	January 15, 2009